EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2026
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)
Balance, beginning of period	$79,881
Additions, net of disposals[1]	8,652
Share of comprehensive income[2]	972
Distributions received	(1,753)
Foreign currency translation and other	(70)
Balance, end of period	$87,682
1.Includes assets sold and amounts reclassified to held for sale.
2.Includes $2.1 billion of net income and $1.1 billion of other comprehensive loss.